Long-term debt (Secured Loan Agreement) (Details) - Secured Debt - Subsidiaries	12 Months Ended
Dec. 31, 2019
Itaú BBA International plc
Debt Instrument [Line Items]
Annual Interest Rate	5.26%
Banco Santander (Brasil) S.A., Cayman Islands Branch
Debt Instrument [Line Items]
Annual Interest Rate	4.7863%
LIBOR | Citibank N.A.
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.439%
LIBOR | Bank of America N.A.
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	4.00%
LIBOR | JP Morgan Chase Bank, N.A.
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.92%